Loans, Net (Tables)	12 Months Ended
Dec. 31, 2022
Loans, Net [Abstract]
Schedule of the Effective Date, management by assistance of third-party
As of Closing Date

Derivative warrant liability (see Note 8)	$78
Straight loan	822
Total gross consideration	$900

Schedule of the reconciliation of the carrying amount
	Year ended December 31,
	2022	2021	2020
Opening balance	$508	$1,069	$1,469
Consideration received from PPP Note	-	54	75
Net consideration received from IBI Loan	887	-	-
Recognition of fair value of derivative warrant liability	(88)	-	-
PPP Note forgiveness (see also Note 6B)	-	(129)	-
Amortization of discounts relating to straight loan (see also Note 13)	14	14	29
Accrued interest expenses relating to straight loan (see also Note 13)	77	45	91
Repayment of accrued interest relating to straight loan	(77)	(45)	(91)
Repayment of Facility Fee relating to straight loan	(10)	(40)	-
Repayment of principal relating to straight loans	(582)	(500)	(504)
Derecognition due to extinguishment of original straight loan	-	(672)	-
Recognition subsequent to substantial modification of terms	-	712	-
Exchange rate differences	(12)	-	-
Closing balance	$717	$508	$1,069

Schedule of maturity dates of outstanding loans
	As of December 31,
	2022	2021
First year (current maturities) (*)	$164	$508
Second year	288	-
Third year	265	-
Closing balance	$717	$508

(*)	As described in Note 6C above, the Company is required to repay each year a minimum amount of $330 with respect to Repayment Amount (principal and interest).